Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash equivalents	€ 69,711	€ 87,265
Cash	33,865	56,956
Cash and cash equivalents	€ 103,576	€ 144,221	€ 241,608	€ 251,942